Bank Borrowings and Banking Facilities (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Debt Instrument [Line Items]
Proceeds from bank borrowings	220,809	74,155	195,214		379,465
Loans Payable to Bank, Noncurrent	27,799	50,000	57,500	27,799	77,672
Total Credit Facilities With Banks	340,140	380,200	420,200	340,140	414,221
Unused Credit Facilities With Banks	243,248	330,200	332,418	243,248	257,355
Import Loans	69,093	0	30,282	69,093	79,194
Weighted Average Interest Rate On Bank Loans		2.80%	1.70%	2.04%	1.75%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms		6	6	6	6
Import Loans Interest Rate		2.20%
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms		3	3	3	3
Import Loans Interest Rate		1.25%
Hang Seng Bank Limited [Member] | Term Loan One [Member]
Debt Instrument [Line Items]
Proceeds from bank borrowings		40,000
Number Of Quarterly Installments		16
Installment Amount		2,500
Debt Instrument, Interest Rate Terms		3.32% per annum (with interest rate swap selected)
Loans Payable to Bank, Noncurrent						25,000	35,000
Debt Instrument, Maturity Date		Dec. 07, 2012
Hang Seng Bank Limited [Member] | Term Loan Two [Member]
Debt Instrument [Line Items]
Proceeds from bank borrowings		17,500
Number Of Quarterly Installments		14
Installment Amount		1,250
Debt Instrument, Interest Rate Terms		3.32% per annum (with interest rate swap selected)
Loans Payable to Bank, Noncurrent			7,500
Debt Instrument, Maturity Date		Jun. 06, 2016
Tokyo Mitsubishi Ufj Ltd [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number Of Quarterly Installments		7	7
Installment Amount		7,143	7,143
Debt Instrument, Interest Rate Terms		1.5% per annum above HIBOR	1.5% per annum above HIBOR
Line Of Credit Facility Revolving Loan		50,000	50,000
Debt Instrument, Maturity Date		Apr. 29, 2015	Apr. 29, 2015
Repayments of Lines of Credit		50,000	50,000